Intangible assets, net	12 Months Ended
Dec. 31, 2012
Intangible assets, net
Intangible assets, net

10.       Intangible assets, net

The following table summarizes the Company’s intangible assets, net:

As of December 31,
2012
RMB

Brand name	2,141
Customer relationships	1,637
Source code	933
4,711
Less: accumulated amortization	(142)
Intangible assets, net	4,569

For the years ended December 31, 2012, amortization expenses for the above intangible assets amounted to RMB142.

As of December 31, 2012, amortization expenses for future periods are estimated as follows:

For the year ended December 31,	Amortization expenses
RMB
2013	635
2014	635
2015	635
2016	635
2017	580
Thereafter	1,449
Total	4,569

During the year ended December 31, 2012, no impairment of intangible assets was recognized by the Group.